Other Employee-Related Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 4,208	€ 4,205
Other employee-related liabilities, non-current	598	546
Other employee-related liabilities, total	4,806	4,751
Other non-financial liabilities, Current	5,533	5,647
Other non-financial liabilities, Non-Current	749	698
Other non-financial liabilities, total	€ 6,282	€ 6,345
% of other non-financial liabilities, current	76.00%	74.00%
% of other non-financial liabilities, non-current	80.00%	78.00%
% of other non-financial liabilities	77.00%	75.00%